Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Depreciation Property and Equipment

Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	2–5 years
Software	3 years
Laboratory equipment	5–7 years
Office furniture	5 years
Office equipment	5 years